SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	1 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2025 USD ($)	Oct. 31, 2025 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)
Summary Of Significant Accounting Policies
Restricted cash			$ 25,077		$ 24,298
Expected credit loss allowance			43,839
Write off expected credit loss allowance
Impairment			0	$ 0
Allowances for expected credit loss
Write-off of allowances for expected credit loss
Government grants			714
Social benefits expenses			$ 311,409	$ 120,154
Reserve percentage			10.00%
Registered capital percentage			50.00%
Surcharge on VAT			6.00%
Litigation settlement expense	$ 7,703	¥ 54,837	$ 52,532		$ 24,459